UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment /x/; Amendment Number: 1
     This Amendment (Check only one.):  /x/ is a restatement.
                                       / / adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      LaGrange Capital Administration, L.L.C.
Address:   1270 Avenue of the Americas
           Suite 2200
           New York, New York  10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank Johnson
Title:            Sole Member
Phone:            212-993-7061

Signature, Place, and Date of Signing:

/s/ Frank Johnson                       New York, NY               11/06/07
-----------------------                 ------------               --------
     [Signature]                       [City, State]               [Date]


Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  138
                                         -----------

Form 13F Information Table Value Total:  705,169
                                         -----------
                                         (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

COLUMN 1                          COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------                          --------   --------   --------   ----------------------  ----------  -------- --------------------
NAME OF ISSUER                    TITLE OF               (000)      SHARES OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                   CLASS      CUSIP      VALUE       PRN AMT    PRN  CALL  DESCRETION  MANAGERS  SOLE   SHARED  NONE
-----------------------------      ------   ---------  ----------  ----------   ---  ----  ----------  --------  ----   ------  ----
 1-800 CONTACTS INC                 COM      681977104   39,206     1,671,174    SH         SOLE               1,671,174   0      -
 AIRTRAN HLDGS INC                  COM      00949P108    4,310      394,654     SH         SOLE                 394,654   0      -
 ALLIANCE IMAGING INC DEL           COM      018606202   14,759     1,571,768    SH         SOLE               1,571,768   0      -
 AMAZON.COM INC                     PUT      023135956      655      210,600          PUT   SOLE                 210,600   0      -
 AMERICAN ORIENTAL BIOENGR          COM      028731107      205       23,000     SH         SOLE                  23,000   0      -
 AMERICAS CAR MART INC              COM      03062T105    2,269      166,966     SH         SOLE                 166,966   0      -
 AMREP CORP                         COM      032159105    6,476      136,200     SH         SOLE                 136,200   0      -
 ANGIOTECH PHARMACEUTICALS          COM      034918102      292       41,000     SH         SOLE                  41,000   0      -
 ASBURY AUTOMOTIVE GROUP INC        COM      043436104      367       14,700     SH         SOLE                  14,700   0      -
 AURORA OIL & GAS CORP              COM      052036100      169       79,571     SH         SOLE                  79,571   0      -
 BEAR STEARNS COMPANIES INC         COM      073902108      840        6,000     SH         SOLE                   6,000   0      -
 BED BATH & BEYOND INC              COM      075896100    1,656       46,000     SH         SOLE                  46,000   0      -
 BOSTON SCIENTIFIC CORP             COM      101137107    9,298      606,100     SH         SOLE                 606,100   0      -
 BUILD A BEAR WORKSHOP INC          COM      120076104    9,400      359,600     SH         SOLE                 359,600   0      -
 BUILDERS FIRSTSOURCE INC           COM      12008R107    5,061      315,116     SH         SOLE                 315,116   0      -
 CAPITAL ONE FINL CORP              CALL     14040H905    1,583      133,000          CALL  SOLE                 133,000   0      -
 CARMIKE CINEMAS INC                COM      143436400      220       10,000     SH         SOLE                  10,000   0      -
 CENTRAL EUROPEAN MEDIA             COM      G20045202   49,723      509,562     SH         SOLE                 509,562   0      -
 CHAMPION ENTERPRISES INC           COM      158496109    1,100      111,900     SH         SOLE                 111,900   0      -
 CINEMARK HLDGS INC                 COM      17243V102      216       12,100     SH         SOLE                  12,100   0      -
 CITADEL BROADCASTING CORP          COM      17285T106   12,376     1,918,796    SH         SOLE               1,918,796   0      -
 COINSTAR INC                       COM      19259P300   60,960     1,936,477    SH         SOLE               1,936,477   0      -
 CORINTHIAN COLLEGES INC            COM      218868107   13,042      800,607     SH         SOLE                 800,607   0      -
 COSI INC                           COM      22122P101    1,557      341,467     SH         SOLE                 341,467   0      -
 COUNTRYWIDE FINANCIAL CORP         COM      222372104      509       14,000     SH         SOLE                  14,000   0      -
 COWEN GROUP INC                    COM      223621103    1,068       59,610     SH         SOLE                  59,610   0      -
 CRAFTMADE INTERNATIONAL IN         COM      22413E104      188       11,010     SH         SOLE                  11,010   0      -
 CROCS INC                          PUT      227046959    1,320      100,000          PUT   SOLE                 100,000   0      -
 CROSSTEX ENERGY INC                COM      22765Y104    5,622      195,678     SH         SOLE                 195,678   0      -
 CYBERONICS INC                     COM      23251P102    1,584       94,163     SH         SOLE                  94,163   0      -
 DELTA AIR LINES INC                COM      247361702      829       42,100     SH         SOLE                  42,100   0      -
 DESIGN WITHIN REACH INC            COM      250557105    5,202      874,271     SH         SOLE                 874,271   0      -
 DOVER MOTORSPORTS INC              COM      260174107      195       32,200     SH         SOLE                  32,200   0      -
 DOW JONES & CO INC                 COM      260561105      287        5,000     SH         SOLE                   5,000   0      -
 DOWNEY FINANCIAL CORP              COM      261018105      528        8,000     SH         SOLE                   8,000   0      -
 DRYSHIPS INC                       COM      Y2109Q101    4,353      100,356     SH         SOLE                 100,356   0      -
 EBAY INC                           COM      278642103    5,985      186,000     SH         SOLE                 186,000   0      -
 EBAY INC                           CALL     278642903      381      126,100          CALL  SOLE                 126,100   0      -
 EDGE PETROLEUM CORP-DEL            COM      279862106    3,731      266,302     SH         SOLE                 266,302   0      -
 ENDWAVE CORP                       COM      29264A206    2,170      190,529     SH         SOLE                 190,529   0      -
 ENERGY PARTNERS LTD                COM      29270U105    5,929      355,230     SH         SOLE                 355,230   0      -
 EVERCORE PARTNERS INC CL A         COM      29977A105    7,170      240,839     SH         SOLE                 240,839   0      -
 FIRSTFED FINANCIAL CORP DE         COM      337907109      227        4,000     SH         SOLE                   4,000   0      -
 FORTRESS INVT GROUP LLC CL A       COM      34958B106      572       24,000     SH         SOLE                  24,000   0      -
 FORWARD AIR CORPORATION            COM      349853101    2,252       66,051     SH         SOLE                  66,051   0      -
 GASCO ENERGY INC                   COM      367220100      142       60,000     SH         SOLE                  60,000   0      -
 GATX CORP                          COM      361448103      246        5,000     SH         SOLE                   5,000   0      -
 GRAVITY CO LTD SPONSORED ADR       COM      38911N107   11,780     1,869,812    SH         SOLE               1,869,812   0      -
 GTSI CORP                          COM      36238K103      533       41,308     SH         SOLE                  41,308   0      -
 HEARST-ARGYLE TELEVISION I         COM      422317107      277       11,500     SH         SOLE                  11,500   0      -
 HEWITT ASSOCIATES INC              COM      42822Q100    2,870       89,684     SH         SOLE                  89,684   0      -
 HUDSON HIGHLAND GROUP INC          COM      443792106    2,398      112,131     SH         SOLE                 112,131   0      -
 HYPERCOM CORP                      COM      44913M105   10,728     1,815,310    SH         SOLE               1,815,310   0      -
 INTL COAL GROUP INC NEW            COM      45928H106    8,897     1,487,742    SH         SOLE               1,487,742   0      -
 JAKKS PACIFIC INC                  COM      47012E106    9,196      326,803     SH         SOLE                 326,803   0      -
 JAMES RIVER COAL CO                COM      470355207   15,643     1,207,016    SH         SOLE               1,207,016   0      -
 JETBLUE AIRWAYS CORP               COM      477143101   26,010     2,213,643    SH         SOLE               2,213,643   0      -
 JOHNSON & JOHNSON                  COM      478160104      616       10,000     SH         SOLE                  10,000   0      -
 KRISPY KREME DOUGHNUTS INC         COM      501014104      911       98,400     SH         SOLE                  98,400   0      -
 LABRANCHE & CO INC                 COM      505447102    3,440      466,120     SH         SOLE                 466,120   0      -
 LIBERTY MEDIA HLDG CORP            COM      53071M104      929       41,618     SH         SOLE                  41,618   0      -
 LINCOLN EDUCATIONAL SERVIC         COM      533535100    8,256      555,587     SH         SOLE                 555,587   0      -
 LSI CORPORATION                    COM      502161102       75       10,000     SH         SOLE                  10,000   0      -
 MACYS INC                          COM      55616P104      278        7,000     SH         SOLE                   7,000   0      -
 MACYS INC                          CALL     55616P904      180       88,000          CALL  SOLE                  88,000   0      -
 MASSEY ENERGY CORP                 COM      576206106      970       36,400     SH         SOLE                  36,400   0      -
 MCCLATCHY CO CL A                  COM      579489105    2,263       89,400     SH         SOLE                  89,400   0      -
 MCMORAN EXPLORATION CO             COM      582411104    6,301      450,067     SH         SOLE                 450,067   0      -
 MERIDIAN GOLD INC                  COM      589975101    4,747      172,100     SH         SOLE                 172,100   0      -
 MIDAS INC.                         COM      595626102    2,333      102,900     SH         SOLE                 102,900   0      -
 MOBILITY ELECTRONICS INC           COM      60741U101    2,908      771,469     SH         SOLE                 771,469   0      -
 MOVIE GALLERY INC                  COM      624581104    4,972     2,616,685    SH         SOLE               2,616,685   0      -
 NATIONAL LAMPOON INC NEW           COM      636637100      591      282,718     SH         SOLE                 282,718   0      -
 NATIONAL MEDICAL HEALTH CA         COM      636918302    3,907      244,188     SH         SOLE                 244,188   0      -
 NAVARRE CORP                       COM      639208107    1,445      370,478     SH         SOLE                 370,478   0      -
 NETFLIX COM INC                    COM      64110L106   11,837      610,454     SH         SOLE                 610,454   0      -
 NETFLIX COM INC                    CALL     64110L906      139       85,800          CALL  SOLE                  85,800   0      -
 NEWCASTLE INVESTMENT CORP          COM      65105M108    2,720      108,500     SH         SOLE                 108,500   0      -
 NEWMONT MINING CORP                COM      651639106    4,183      107,100     SH         SOLE                 107,100   0      -
 NEWMONT MINING CORP                CALL     651639906      462      164,300          CALL  SOLE                 164,300   0      -
 NEWS CORP CL B                     COM      65248E203      229       10,000     SH         SOLE                  10,000   0      -
 NIKE INC -CL B                     PUT      654106953      109       50,000          PUT   SOLE                  50,000   0      -
 ORACLE CORP                        CALL     68389X905      237       60,000          CALL  SOLE                  60,000   0      -
 PALM INC NEW                       COM      696643105   15,334      957,156     SH         SOLE                 957,156   0      -
 PANHANDLE OIL AND GAS INC CL A     COM      698477106    6,269      221,679     SH         SOLE                 221,679   0      -
 PARLUX FRAGRANCES INC              COM      701645103    7,902     1,779,782    SH         SOLE               1,779,782   0      -
 PAYLESS SHOESOURCE INC.            COM      704379106    6,354      201,400     SH         SOLE                 201,400   0      -
 PF CHANGS CHINA BISTRO INC         COM      69333Y108      338        9,600     SH         SOLE                   9,600   0      -
 PFIZER INC                         COM      717081103      256       10,000     SH         SOLE                  10,000   0      -
 PIONEER NATURAL                    CALL     723787907      225       16,000          CALL  SOLE                  16,000   0      -
 PLATO LEARNING INC                 COM      72764Y100    4,018      873,408     SH         SOLE                 873,408   0      -
 PLAYBOY ENTERPRISES INC CL B       COM      728117300    1,890      166,800     SH         SOLE                 166,800   0      -
 POWERSHARES QQQ TRUST              PUT      73935A954   14,514     8,200,000         PUT   SOLE               8,200,000   0      -
 RADWARE LTD                        COM      M81873107      356       24,440     SH         SOLE                  24,440   0      -
 RUSH ENTERPRISES INC CL A          COM      781846209      235       10,806     SH         SOLE                  10,806   0      -
 SAIC INC                           COM      78390X101    1,402       77,600     SH         SOLE                  77,600   0      -
 SANDERSON FARMS INC                COM      800013104    5,848      129,904     SH         SOLE                 129,904   0      -
 SCHOOL SPECIALTY INC               COM      807863105      398       11,239     SH         SOLE                  11,239   0      -
 SEATTLE GENETICS INC               COM      812578102    6,630      675,827     SH         SOLE                 675,827   0      -
 SHOE CARNIVAL INC                  COM      824889109      275       10,000     SH         SOLE                  10,000   0      -
 SIRIUS SATELLITE RADIO INC         COM      82966U103    5,611     1,858,068    SH         SOLE               1,858,068   0      -
 SIRVA INC                          COM      82967Y104    1,993     1,006,700    SH         SOLE               1,006,700   0      -
 SMITH & WOLLENSKY RESTAURA         COM      831758107   11,984     1,095,422    SH         SOLE               1,095,422   0      -
 SOURCE INTERLINK COS INC           COM      836151209      933      187,368     SH         SOLE                 187,368   0      -
 SPANISH BROADCASTING SYS INC CL A  COM      846425882      352       81,896     SH         SOLE                  81,896   0      -
 SPECIALTY UNDERWRITERS ALL         COM      84751T309      849      107,023     SH         SOLE                 107,023   0      -
 STAMPS.COM INC                     COM      852857200   17,694     1,284,038    SH         SOLE               1,284,038   0      -
 STONE ENERGY CORP                  COM      861642106    4,355      127,118     SH         SOLE                 127,118   0      -
 SUN-TIMES MEDIA GROUP INC          COM      86688Q100   17,496     3,332,623    SH         SOLE               3,332,623   0      -
 TAKE-TWO INTERACATIVE SOFTWARE     PUT      874054959      605      104,700          PUT   SOLE                 104,700   0      -
 TBS INTL LTD CL A                  COM      G86975151    2,766       97,392     SH         SOLE                  97,392   0      -
 TD AMERITRADE HLDG CORP            COM      87236Y108    1,948       97,400     SH         SOLE                  97,400   0      -
 TENET HEALTHCARE CORP              COM      88033G100    4,097      629,400     SH         SOLE                 629,400   0      -
 THESTREET.COM INC                  COM      88368Q103    1,128      103,698     SH         SOLE                 103,698   0      -
 TIME WARNER INC                    COM      887317105    1,704       81,000     SH         SOLE                  81,000   0      -
 TIVO INC                           COM      888706108    1,018      175,892     SH         SOLE                 175,892   0      -
 TRUMP ENTMT RESORTS INC            COM      89816T103      793       63,000     SH         SOLE                  63,000   0      -
 UNIFI INC                          COM      904677101      578      220,799     SH         SOLE                 220,799   0      -
 UNITED AMERICA INDEMNITY CL A      COM      90933T109    3,429      137,866     SH         SOLE                 137,866   0      -
 UNIVERSAL TECHNICAL INSTIT         COM      913915104    5,383      212,000     SH         SOLE                 212,000   0      -
 US AIRWAYS GROUP INC               COM      90341W108    3,360      111,000     SH         SOLE                 111,000   0      -
 UTS NTR ACQUISITION CO UNIT        COM      629415209    1,080      100,000     SH         SOLE                 100,000   0      -
 VALASSIS COMMUNICATIONS INC        COM      918866104    6,347      369,200     SH         SOLE                 369,200   0      -
 VALUEVISION INTERNATIONAL          COM      92047K107   15,990     1,412,500    SH         SOLE               1,412,500   0      -
 VISTEON CORP                       COM      92839U107       81       10,000     SH         SOLE                  10,000   0      -
 VONAGE HOLDINGS CORP               COM      92886T201    7,353     2,364,415    SH         SOLE               2,364,415   0      -
 W & T OFFSHORE INC                 COM      92922P106      666       23,800     SH         SOLE                  23,800   0      -
 W P CAREY & CO LLC                 COM      92930Y107      223        7,100     SH         SOLE                   7,100   0      -
 WAL-MART STORES INC                COM      931142103    3,512       73,000     SH         SOLE                  73,000   0      -
 WARNER MUSIC GROUP CORP            COM      934550104      724       50,100     SH         SOLE                  50,100   0      -
 WCI COMMUNITIES INC                COM      92923C104      187       11,200     SH         SOLE                  11,200   0      -
 WHOLE FOODS MARKET INC             COM      966837106    5,934      154,944     SH         SOLE                 154,944   0      -
 WILLIAMS CLAYTON ENERGY IN         COM      969490101   13,611      514,222     SH         SOLE                 514,222   0      -
 WORLD WRESTLING ENTMT INC          COM      98156Q108    4,317      269,958     SH         SOLE                 269,958   0      -
 XM SATELLITE RADIO HLDGS INC CL A  COM      983759101   28,178     2,394,019    SH         SOLE               2,394,019   0      -
 YAHOO INC                          COM      984332106   12,971      478,113     SH         SOLE                 478,113   0      -
 YAHOO INC                          CALL     984332906    3,000      500,000          CALL  SOLE                 500,000   0      -
 YOUNG BROADCASTING INC- CL         COM      987434107    1,073      290,797     SH         SOLE                 290,797   0      -

Entry Total                         138
Value Total (x 1000)                705,169